Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 158,542,000	$ 111,893,000	$ 133,346,000
Total Assets	434,482,000	363,033,000	329,988,000
Current Liabilities
Total Liabilities	256,856,000	175,002,000	180,643,000
Commitments
Stockholders' Equity:
Common stock value	1,000	1,000	1,000
Additional paid-in capital	291,802,000	266,464,000	192,852,000
Accumulated deficit	(114,180,000)	(79,123,000)	(44,020,000)
Total Stockholders’ Equity	177,626,000	188,031,000	149,345,000
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	434,482,000	363,033,000	329,988,000
Capitol Investment Corp. V
Current Assets
Cash	0	632,387	26,794
Prepaid expenses	647,602	695,350	0
Total Current Assets	647,602	1,327,737	26,794
Deferred offering costs		0	138,999
Marketable securities held in Trust Account	345,013,964	345,012,580	0
Total Assets	345,661,566	346,340,317	165,793
Current Liabilities
Accounts payable and accrued expenses	679,942	115,461	1,935
Advances from related parties	1,800	0
Promissory note – related party	700,000	0	150,000
Total Current Liabilities	1,381,742	115,461	151,935
Deferred underwriting payable	12,075,000	12,075,000	0
Warrant liabilities	22,880,000	30,680,000	0
Total Liabilities	36,336,742	42,870,461	151,935
Commitments
Class A common stock subject to possible redemption	345,000,000	298,469,850	0
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0	0	0
Additional paid-in capital	0	13,654,828	24,137
Accumulated deficit	(35,676,039)	(8,656,150)	(11,142)
Total Stockholders’ Equity	(35,675,176)	5,000,006	13,858
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	345,661,566	346,340,317	165,793
Class A Common Stock | Capitol Investment Corp. V
Stockholders' Equity:
Common stock value	0	465	0
Class B Common Stock | Capitol Investment Corp. V
Stockholders' Equity:
Common stock value	$ 863	$ 863	$ 863